Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 39,534,985	$ 3,418,979
Accounts receivable, less allowance of $0 and $48,108, respectively	272,557	1,622,179
Prepaid expenses and other current assets	219,057	443,460
Total current assets	40,026,599	5,484,618
Property, plant and equipment, net	8,130,708	8,243,012
Prepaid expenses and other assets	1,260,951	1,115,972
Total assets	49,418,258	14,843,602
Current liabilities:
Accounts payable	3,235,949	4,424,948
Accrued expenses	1,459,182	2,785,618
Accrued compensation	2,515,519	1,952,505
Accrued interest		1,408,869
Deferred rent	268,599	268,628
Current portion of capital lease obligations	452,703	469,798
Current portion of deferred revenue		3,605,199
Current portion of long-term debt	316,906	15,608,349
Total current liabilities	8,248,858	30,523,914
Long-term capital lease obligations	376,082	510,625
Long-term deferred rent	2,406,084	2,612,552
Long-term deferred revenue	8,071,920	5,527,296
Long-term debt	11,627,643	5,556,782
Deferred financing obligation		1,341,810
Warrant liabilities		2,462,859
Total liabilities	30,730,587	48,535,838
Commitments and contingencies (Note 10)
Stockholders' equity (deficit):
Additional paid-in capital	185,726,048	79,677,540
Accumulated deficit	(167,053,897)	(113,413,311)
Total stockholders' equity (deficit)	18,687,671	(33,692,236)
Total liabilities and stockholders' equity (deficit)	49,418,258	14,843,602
Preferred stock - Series A
Stockholders' equity (deficit):
Preferred stock		1,974
Preferred stock - Series A-1
Stockholders' equity (deficit):
Preferred stock		1,835
Preferred stock - Series B
Stockholders' equity (deficit):
Preferred stock		4,497
Preferred stock - Series C
Stockholders' equity (deficit):
Preferred stock		17,103
Preferred stock - Series C-1
Stockholders' equity (deficit):
Preferred stock		17,556
Preferred stock - Series D
Stockholders' equity (deficit):
Preferred stock
Common stock - Class B- Non-voting
Stockholders' equity (deficit):
Common stock		20
Common stock - Voting
Stockholders' equity (deficit):
Common stock	$ 15,520	$ 550